Schedule of Investments March 31, 2022 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 93.4%
Banks - 16.3%
Allegiance Bancshares	3,600	$160,848
Bank of N.T. Butterfield & Son	136,050	4,881,474
CBTX	79,353	2,459,943
Central Valley Community Bancorp	58,300	1,361,305
Citigroup	38,270	2,043,618
Comerica	31,050	2,807,851
First Bancorp	311,500	4,086,880
HarborOne Bancorp	160,044	2,243,817
HomeTrust Bancshares	39,300	1,160,529
KeyCorp	247,800	5,545,764
Origin Bancorp	79,000	3,340,910
PCSB Financial	112,215	2,144,429
QCR Holdings	70,900	4,012,231
SouthState	28,500	2,325,315
		38,574,914
Consumer Discretionary - 6.0%
Darden Restaurants	38,800	5,158,460
Dave & Buster's Entertainment *	18,250	896,075
eBay	56,100	3,212,286
Home Depot	6,050	1,810,947
Noodles & Company *	527,562	3,149,545
		14,227,313
Consumer Staples - 5.3%
Carlsberg A/S, Class B	16,750	2,067,563
Church & Dwight	30,850	3,065,873
Hostess Brands *	172,550	3,785,747
Mondelez International, Class A	57,600	3,616,128
		12,535,311
Diversified Financial Services - 5.9%
CBOE Global Markets	21,800	2,494,356
Diamond Hill Investment Group	8,500	1,592,050
Federated Hermes, Class B	175,950	5,992,857
Invesco	60,100	1,385,906
State Street	28,380	2,472,466
		13,937,635
Energy - 6.3%
Devon Energy	45,050	2,663,807
Hess	22,350	2,392,344
Pioneer Natural Resources	24,137	6,034,974
Schlumberger	34,300	1,416,933
Suncor Energy	73,100	2,382,329
		14,890,387
Healthcare - 9.6%
Cigna	5,950	1,425,679
DENTSPLY SIRONA	42,600	2,096,772
Henry Schein *	30,450	2,654,936
Johnson & Johnson	10,750	1,905,222
Medtronic	43,350	4,809,683

Merck & Co.	46,498	3,815,161
NuVasive *	55,200	3,129,840
ZimVie *	129,300	2,953,212
		22,790,505
Industrials - 10.9%
Curtiss-Wright	49,500	7,432,920
ManpowerGroup	27,000	2,535,840
Moog	35,100	3,081,780
Otis Worldwide	30,600	2,354,670
Pentair	39,100	2,119,611
Sensata Technologies Holding *	102,250	5,199,412
Vectrus *	84,600	3,033,756
		25,757,989
Information Technology - 6.0%
FARO Technologies *	53,400	2,772,528
Leidos Holdings	29,200	3,154,184
Littelfuse	29,080	7,252,843
PayPal Holdings *	9,300	1,075,545
		14,255,100
Insurance Brokers - 4.7%
Arthur J. Gallagher & Co.	27,200	4,749,120
Brown & Brown	87,850	6,348,919
		11,098,039
Life & Health Insurance - 5.7%
Globe Life	61,650	6,201,990
Primerica	20,100	2,750,082
Voya Financial	70,950	4,707,532
		13,659,604
Materials - 4.3%
Agnico Eagle Mines	43,800	2,682,312
Axalta Coating Systems *	186,000	4,571,880
Newmont Goldcorp	30,550	2,427,197
Victoria Gold *	45,186	575,218
		10,256,607
Property & Casualty Insurance - 3.9%
Fairfax Financial Holdings	4,510	2,456,732
Kemper	33,900	1,916,706
W.R. Berkley	43,725	2,911,648
White Mountains Insurance Group	1,740	1,977,058
		9,262,144
Real Estate - 2.3%
Howard Hughes *	52,750	5,465,428
Reinsurance - 6.2%
Alleghany *	7,807	6,612,529
Everest Re Group	12,550	3,782,319
RenaissanceRe Holdings	26,850	4,255,993
		14,650,841
Total Common Stocks
(Cost $165,333,206)		$221,361,817

EXCHANGE TRADED FUND - 1.7%
Aberdeen Standard Physical Platinum Shares Fund *
(Cost $3,754,611)	42,150	$3,867,684

SHORT-TERM INVESTMENT - 5.3%

First American Treasury Obligations Fund, Class X, 0.235%^
(Cost $12,628,604)	12,628,604	$12,628,604

Total Investments - 100.4%
(Cost $181,716,421)		$237,858,105
Other Assets and Liabilities, Net - (0.4)%		$(933,180)
Total Net Assets - 100.0%		$236,924,925

*	Non-income producing security
^	The rate shown is the seven-day yield effective March 31, 2022.

The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) and were developed by and/or are the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2022, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$221,361,817	$-	$-	$221,361,817
Exchange Traded Fund	3,867,684	-	-	3,867,684
Short-Term Investment	12,628,604	-	-	12,628,604
Total Investments	$237,858,105	$-	$-	$237,858,105

Refer to each Fund's Schedule of Investments for further sector breakout.